Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 60,071	$ 48,636	$ 46,899
Total Current Assets	60,071	48,636	46,899
Fixed Assets:
Cost	89,000	5,000	41,785
Less: Accumulated depreciation	(7,708)	(2,208)	(3,047)
Fixed assets, net	81,292	2,792	38,738
Total Assets	141,363	51,428	85,637
Current Liabilities
Accounts payable and accrued liabilities	125,124	104,062	52,763
Accounts payable - related parties	2,360,000	177,500	67,500
Customer deposits	14,200	14,500	14,500
Loan payable from related party	450,000	450,000	450,000
Line of credit from related party	167,260	125,560	75,835
Accrued interest	111,800	89,300	44,300
Accrued interest payable to related party	12,957	8,431	2,003
Total current liabilities	1,111,641	969,353	706,901
Total Liabilities	1,111,641	969,353	706,901
Stockholders' Equity (Deficit):
Preferred stock, par value $0.001, authorized 20,000,000 shares, issued 0 shares, respectively	0	0	0
Common stock, par value $0.001, authorized 100,000,000	38,210	37,750	38,000
Additional paid in capital	120,068	36,528	69,385
Accumulated deficit	(1,128,556)	(992,203)	(728,649)
Total Stockholders' Equity (Deficit)	(970,278)	(917,925)	(621,264)
Total Liabilities and Stockholders' Equity (Deficit)	$ 141,363	$ 51,428	$ 85,637